Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy - MYR (RM)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss	RM 74,599	RM 72,793
Financial assets at fair value through other comprehensive income	44,375,928	38,368,829
Financial liabilities, at fair value through profit or loss	7,614,909	1,964,335
Quoted prices in active markets (Level 1) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	2,449,454	36
Financial liabilities, at fair value through profit or loss
Significant observable inputs (Level 2) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Financial liabilities, at fair value through profit or loss	7,614,909	1,964,335
Significant unobservable inputs (Level 3) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss	74,599	72,793
Financial assets at fair value through other comprehensive income	41,926,474	38,368,793
Financial liabilities, at fair value through profit or loss